Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - Net assets acquired (Details) - EUR (€) € in Millions		12 Months Ended
	Oct. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 19, 2016	Jun. 22, 2016	Apr. 20, 2016	Apr. 05, 2016	Aug. 31, 2015	Jul. 31, 2015
Disclosure of detailed information about business combination [line items]
Goodwill		€ 27,095	€ 27,156	€ 27,071
Badwill		27	(97)	€ (6)
Cellcom Telecommunications Inc in Liberia [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost								€ 104
Net book value acquired								5
Net asset remeasured at fair value								17
Goodwill								87
Cellcom Telecommunications Inc in Liberia [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities								(4)
Oasis SA in the Democratic Republic of the Congo [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost							€ 160
Net book value acquired							67
Net asset remeasured at fair value							68
Goodwill							92
Airtel in Burkina Faso [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost						€ 521
Net book value acquired						50
Net asset remeasured at fair value						73
Goodwill						448
Airtel in Burkina Faso [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities						(9)
Airtel in Sierra Leone [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost					€ 226
Net book value acquired					(16)
Net asset remeasured at fair value					(12)
Goodwill					238
Airtel in Sierra Leone [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities					(2)
Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost	€ 170
Net book value acquired	214
Net asset remeasured at fair value	240
Badwill	(70)	€ 27	€ (97)
Groupama Banque [member] | Transactions with customers [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities	(66)
Groupama Banque [member] | Debt issued [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities	(3)
Groupama Banque [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities	(1)
Jazztel Plc [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost									€ 3,398
Net book value acquired									486
Net asset remeasured at fair value									1,303
Goodwill									2,095
Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost										€ 415
Net book value acquired										260
Net asset remeasured at fair value										363
Proportionate share of assets and liabilities attributable to non-controlling interests										(185)
Goodwill										237
Medi Telecom [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities										(44)
Credit portfolio [member] | Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net	37
Investment portfolio [member] | Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net	70
Derivatives [member] | Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net	15
Net deferred tax assets [member] | Jazztel Plc [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net									39
Other assets [member] | Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net	€ 4
Customer-related intangible assets [member] | Cellcom Telecommunications Inc in Liberia [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net								10
Customer-related intangible assets [member] | Airtel in Burkina Faso [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net						31
Customer-related intangible assets [member] | Airtel in Sierra Leone [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net					€ 6
Customer-related intangible assets [member] | Jazztel Plc [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net									672
Customer-related intangible assets [member] | Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net										100
Brand names [member] | Cellcom Telecommunications Inc in Liberia [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net								€ 6
Brand names [member] | Oasis SA in the Democratic Republic of the Congo [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net							€ 1
Brand names [member] | Airtel in Burkina Faso [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net						€ 1
Brand names [member] | Jazztel Plc [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net									€ 106
Brand names [member] | Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net										26
Licences [member] | Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net										€ 21